Document and Entity Information	Feb. 28, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	SportsTek Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40062
Entity Tax Identification Number	85-4265519
Entity Address, Address Line One	2200 S. Utica Place, Suite 450
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74114
City Area Code	918
Local Phone Number	957-1086
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001836259
Units, each consisting of one Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	SPTKU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	SPTK
Security Exchange Name	NASDAQ
Redeemable warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants
Trading Symbol	SPTKW
Security Exchange Name	NASDAQ